Other reserves (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Other reserves

	As at 30.06.23	As at 31.12.22
	£m	£m
Currency translation reserve	3,599	4,772
Fair value through other comprehensive income reserve	(1,485)	(1,560)
Cash flow hedging reserve	(7,990)	(7,235)
Own credit reserve	(27)	467
Other reserves and treasury shares	1,446	1,364
Total	(4,457)	(2,192)